UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRMNX Mid-Cap Index Fund –
.
TRMSX Mid-Cap Index Fund–
.
I  Class
TRSZX Mid-Cap Index Fund–
.
Z Class

T. ROWE PRICE Mid-Cap Index Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Mid-Cap Index Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Mid-Cap Index Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Mid-Cap Index Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
12/31/22 6/30/23
Information Technology 22.5% 19.9%
Industrials and Business
Services 15.4 18.3
Financials 15.1 16.4
Consumer Discretionary 11.5 12.5
Health Care 11.5 10.9
Real Estate 6.7 5.8
Communication Services 4.2 4.7
Materials 4.7 4.1
Energy 3.8 3.0
Consumer Staples 2.8 2.5
Utilities 1.7 1.4
Other and Reserves 0.1 0.5
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Mid-Cap Index Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/23
Uber Technologies 2.1%
Blackstone 1.6
Snowflake 1.3
Airbnb 1.3
Marvell Technology 1.3
Workday 1.1
Lululemon Athletica 1.0
Apollo Global Management 1.0
Cheniere Energy 0.9
KKR 0.9
Block 0.9
Trade Desk 0.8
Ferguson 0.8
Crowdstrike Holdings 0.8
VMware 0.8
Palantir Technologies 0.7
Veeva Systems 0.7
MongoDB 0.7
Seagen 0.7
Datadog 0.7
Atlassian 0.6
HubSpot 0.6
Alnylam Pharmaceuticals 0.6
DoorDash 0.6
Horizon Therapeutics 0.6
Total 23.1%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Mid-Cap Index Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The Investor Class charges no distribution and service (12b-1) fee, the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Mid-Cap Index Fund

MID-CAP INDEX FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,156.00 $1.44
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.46   1.35
I Class
Actual   1,000.00   1,157.10   0.75
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.10   0.70
Z Class
Actual   1,000.00   1,157.80   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.27%, the
2
I Class
was 0.14%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Financial Highlights
7
For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 13.72 $ 19.55 $ 18.37 $ 13.47 $ 11.00 $ 12.77
Investment activities
Net investment
income
(1)(2)
0.07 0.16 0.13 0.11 0.14 0.18
Net realized and
unrealized gain/loss 2.07 (5.74) 1.82 5.43 3.09 (1.19)
Total from
investment activities 2.14 (5.58) 1.95 5.54 3.23 (1.01)
Distributions
Net investment
income — (0.14) (0.11) (0.11) (0.16) (0.17)
Net realized gain — (0.11) (0.66) (0.53) (0.60) (0.59)
Total distributions — (0.25) (0.77) (0.64) (0.76) (0.76)
NET ASSET VALUE
End of period $ 15.86 $ 13.72 $ 19.55 $ 18.37 $ 13.47 $ 11.00

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Financial Highlights
8
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
15.60% (28.63)% 10.69% 41.29% 29.50% (8.25)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.36%
(4)
2.54% 1.46% 3.14% 3.21% 3.40%
Net expenses after
waivers/payments
by Price Associates 0.27%
(4)
0.27% 0.30% 0.31% 0.30% 0.25%
Net investment
income 0.90%
(4)
1.00% 0.69% 0.75% 1.09% 1.38%
Portfolio turnover rate 14.5% 23.4% 34.7% 38.3% 26.6% 32.3%
Net assets, end of
period (in thousands) $192 $166 $237 $8,724 $6,400 $5,227
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Financial Highlights
9
For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 13.75 $ 19.60 $ 18.42 $ 13.49 $ 11.00 $ 12.77
Investment activities
Net investment
income
(1)(2)
0.08 0.18 0.18 0.12 0.16 0.19
Net realized and
unrealized gain/loss 2.08 (5.76) 1.79 5.45 3.09 (1.19)
Total from
investment activities 2.16 (5.58) 1.97 5.57 3.25 (1.00)
Distributions
Net investment
income — (0.16) (0.13) (0.11) (0.16) (0.18)
Net realized gain — (0.11) (0.66) (0.53) (0.60) (0.59)
Total distributions — (0.27) (0.79) (0.64) (0.76) (0.77)
NET ASSET VALUE
End of period $ 15.91 $ 13.75 $ 19.60 $ 18.42 $ 13.49 $ 11.00

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Financial Highlights
10
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
15.71% (28.57)% 10.77% 41.45% 29.69% (8.17)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.38%
(4)
0.44% 0.56% 3.06% 3.10% 3.34%
Net expenses after
waivers/payments
by Price Associates 0.14%
(4)
0.14% 0.16% 0.18% 0.17% 0.17%
Net investment
income 1.03%
(4)
1.15% 0.86% 0.88% 1.22% 1.45%
Portfolio turnover rate 14.5% 23.4% 34.7% 38.3% 26.6% 32.3%
Net assets, end of
period (in thousands) $99,565 $80,256 $90,604 $460 $337 $275
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Financial Highlights
11
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 13.75 $ 19.60 $ 18.41 $ 9.05
Investment activities
Net investment income
(2)(3)
0.09 0.21 0.22 0.11
Net realized and unrealized gain/loss 2.08 (5.77) 1.79 9.89
Total from investment activities 2.17 (5.56) 2.01 10.00
Distributions
Net investment income — (0.18) (0.16) (0.11)
Net realized gain — (0.11) (0.66) (0.53)
Total distributions — (0.29) (0.82) (0.64)
NET ASSET VALUE
End of period $ 15.92 $ 13.75 $ 19.60 $ 18.41
Ratios/Supplemental Data
Total return
(3)(4)
15.78% (28.47)% 11.00% 110.74%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.34%
(5)
0.40% 0.60% 3.07%
(5)
Net expenses after waivers/payments by Price
Associates 0.00%
(5)
0.00% 0.01% 0.00%
(5)
Net investment income 1.21%
(5)
1.37% 1.09% 1.00%
(5)
Portfolio turnover rate 14.5% 23.4% 34.7% 38.3%
Net assets, end of period (in thousands) $23,445 $11,404 $1,132 $204
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Mid-Cap Index Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 4.8%
Diversified Telecommunication Services 0.3%
Frontier Communications Parent  (1) 7,441 139
GCI Liberty, Class A, EC  (2) 203 —
Iridium Communications  3,800 236
375
Entertainment 1.9%
AMC Entertainment Holdings, Class A  (1)(3) 15,772 69
Liberty Media-Liberty Formula One, Class A  (1) 723 49
Liberty Media-Liberty Formula One, Class C  (1) 5,925 446
Madison Square Garden Sports  565 106
Playtika Holding  (1) 739 9
ROBLOX, Class A  (1) 14,017 565
Roku  (1) 3,755 240
Spotify Technology  (1) 4,279 687
World Wrestling Entertainment, Class A  1,311 142
2,313
Interactive Media & Services 0.8%
IAC (1) 2,336 147
Pinterest, Class A  (1) 18,120 495
TripAdvisor  (1) 3,375 56
ZoomInfo Technologies  (1) 9,506 241
939
Media 1.8%
Cable One  171 112
DISH Network, Class A  (1)(3) 7,523 50
Liberty Broadband, Class A  (1) 517 41
Liberty Broadband, Class C  (1) 3,549 284
Liberty Media-Liberty SiriusXM, Class A  (1) 2,257 74
Liberty Media-Liberty SiriusXM, Class C  (1) 4,668 153
New York Times, Class A  4,909 193
Nexstar Media Group, Class A  1,041 174
Sirius XM Holdings  (3) 19,583 89
Trade Desk, Class A  (1) 13,443 1,038
2,208
Total Communication Services 5,835
CONSUMER DISCRETIONARY 12.5%
Automobile Components 0.4%
Gentex  7,141 209
Lear  1,789 257

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
QuantumScape  (1)(3) 8,941 71
537
Automobiles 0.6%
Harley-Davidson  3,981 140
Lucid Group  (1)(3) 22,646 156
Rivian Automotive, Class A  (1) 15,727 262
Thor Industries  (3) 1,558 161
719
Broadline Retail 0.8%
Coupang (1) 33,456 582
Kohl's  3,358 77
Macy's  8,224 132
Nordstrom  3,469 71
Ollie's Bargain Outlet Holdings  (1) 1,874 109
971
Diversified Consumer Services 0.6%
ADT  6,387 38
Bright Horizons Family Solutions  (1) 1,745 161
Grand Canyon Education  (1) 918 95
H&R Block  4,615 147
Mister Car Wash  (1)(3) 2,348 23
Service Corp International  4,534 293
757
Hotels, Restaurants & Leisure 4.2%
Airbnb, Class A  (1) 12,365 1,585
Aramark  7,137 307
Boyd Gaming  2,233 155
Choice Hotels International  (3) 923 108
Churchill Downs  2,167 302
DoorDash, Class A  (1) 9,209 704
DraftKings, Class A  (1) 12,743 339
Hyatt Hotels, Class A  1,413 162
Marriott Vacations Worldwide  1,111 136
Penn Entertainment  (1) 4,659 112
Planet Fitness, Class A  (1) 2,591 175
Texas Roadhouse  2,033 228
Travel + Leisure  2,257 91
Vail Resorts  1,218 307
Wendy's  5,258 114
Wingstop  911 182
Wyndham Hotels & Resorts  2,556 175
5,182

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Durables 0.7%
Leggett & Platt  4,027 119
Tempur Sealy International  5,072 203
Toll Brothers  3,364 266
TopBuild  (1) 965 257
845
Leisure Products 0.6%
Brunswick  2,155 187
Mattel  (1) 10,727 210
Peloton Interactive, Class A  (1) 9,370 72
Polaris  1,639 198
YETI Holdings  (1) 2,634 102
769
Specialty Retail 2.4%
AutoNation (1) 928 153
Burlington Stores  (1) 1,977 311
Dick's Sporting Goods  1,832 242
Five Below  (1) 1,676 329
Floor & Decor Holdings, Class A  (1)(3) 3,183 331
GameStop, Class A  (1) 8,161 198
Gap  5,907 53
Lithia Motors  823 250
Murphy USA  601 187
Penske Automotive Group  611 102
Petco Health & Wellness  (1)(3) 2,586 23
RH  (1)(3) 495 163
Valvoline  5,217 196
Victoria's Secret  (1) 2,453 43
Wayfair, Class A  (1) 2,501 163
Williams-Sonoma  1,986 248
2,992
Textiles, Apparel & Luxury Goods 2.2%
Capri Holdings  (1) 3,718 133
Carter's  1,118 81
Columbia Sportswear  1,086 84
Crocs  (1) 1,854 209
Deckers Outdoor  (1) 801 423
Lululemon Athletica  (1) 3,393 1,284
PVH  1,896 161
Skechers USA, Class A  (1) 4,177 220
Under Armour, Class A  (1) 5,729 41

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Under Armour, Class C  (1) 5,633 38
2,674
Total Consumer Discretionary 15,446
CONSUMER STAPLES 2.5%
Beverages 0.3%
Boston Beer, Class A  (1) 291 90
Celsius Holdings  (1) 1,665 248
338
Consumer Staples Distribution & Retail 1.2%
Albertsons, Class A  12,698 277
BJ's Wholesale Club Holdings  (1) 4,055 256
Casey's General Stores  1,136 277
Grocery Outlet Holding  (1) 2,884 88
Performance Food Group  (1) 4,669 281
U.S. Foods Holding  (1) 6,905 304
1,483
Food Products 0.8%
Darling Ingredients  (1) 4,830 308
Flowers Foods  5,711 142
Freshpet  (1) 1,387 91
Ingredion  2,011 213
Pilgrim's Pride  (1) 1,288 28
Post Holdings  (1) 1,627 141
Seaboard  8 29
952
Household Products 0.1%
Reynolds Consumer Products  1,651 47
Spectrum Brands Holdings  1,221 95
142
Personal Care Products 0.1%
Coty, Class A  (1) 10,950 135
Olaplex Holdings  (1)(3) 3,917 14
149
Total Consumer Staples 3,064
ENERGY 3.0%
Energy Equipment & Services 0.3%
NOV  11,924 191
TechnipFMC  (1) 13,377 223
414
Oil, Gas & Consumable Fuels 2.7%
Antero Midstream  10,304 120

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Antero Resources  (1) 8,617 198
Cheniere Energy  7,398 1,127
Chesapeake Energy  3,881 325
DT Midstream  2,949 146
HF Sinclair  4,291 191
New Fortress Energy  1,968 53
Ovintiv  7,393 281
PDC Energy  2,635 188
Range Resources  7,134 210
Southwestern Energy  (1) 33,344 200
Texas Pacific Land  176 232
3,271
Total Energy 3,685
FINANCIALS 16.5%
Banks 2.9%
Bank OZK  3,349 134
BOK Financial  861 70
Columbia Banking System  6,318 128
Commerce Bancshares  3,473 169
Cullen/Frost Bankers  1,799 193
East West Bancorp  4,279 226
First Citizens BancShares, Class A  332 426
First Hawaiian  3,865 70
First Horizon  16,242 183
FNB  10,866 124
New York Community Bancorp  21,701 244
NU Holdings, Class A  (1) 70,450 556
Pinnacle Financial Partners  2,287 130
Popular  2,139 129
Prosperity Bancshares  2,648 150
Synovus Financial  4,395 133
Webster Financial  5,277 199
Western Alliance Bancorp  3,286 120
Wintrust Financial  1,849 134
3,518
Capital Markets 5.9%
Affiliated Managers Group  1,083 162
Ares Management, Class A  4,897 472
Blackstone  21,517 2,001
Blue Owl Capital  13,581 158
Carlyle Group  (3) 6,429 205
Coinbase Global, Class A  (1) 5,096 365
Evercore, Class A  1,081 134
Houlihan Lokey  1,510 149

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Interactive Brokers Group, Class A  3,041 253
Janus Henderson Group  4,068 111
Jefferies Financial Group  6,123 203
KKR  19,703 1,103
Lazard, Class A  3,326 106
LPL Financial Holdings  2,382 518
Morningstar  782 153
Robinhood Markets, Class A  (1) 20,180 201
SEI Investments  3,093 184
Stifel Financial  3,120 186
TPG  1,950 57
Tradeweb Markets, Class A  3,497 240
Virtu Financial, Class A  2,715 46
XP, Class A  (1) 10,123 238
7,245
Consumer Finance 0.7%
Ally Financial  8,246 223
Credit Acceptance  (1)(3) 195 99
OneMain Holdings  3,410 149
SLM  7,329 120
SoFi Technologies  (1) 27,955 233
824
Financial Services 3.3%
Affirm Holdings  (1) 6,612 101
Apollo Global Management  15,914 1,222
Block, Class A  (1) 16,540 1,101
Corebridge Financial  4,484 79
Equitable Holdings  10,895 296
Euronet Worldwide  (1) 1,437 169
MGIC Investment  8,756 138
Rocket, Class A  (1) 3,926 35
Shift4 Payments, Class A  (1)(3) 1,653 112
TFS Financial  (3) 1,578 20
Toast, Class A  (1)(3) 10,796 244
UWM Holdings  (3) 2,922 17
Voya Financial  2,985 214
Western Union  11,374 134
WEX  (1) 1,303 237
4,119
Insurance 3.1%
American Financial Group  2,218 263
Assured Guaranty  1,727 96
Axis Capital Holdings  2,362 127
Brighthouse Financial  (1) 2,025 96

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
CNA Financial  816 32
Fidelity National Financial  7,908 285
First American Financial  3,045 174
Hanover Insurance Group  1,078 122
Kemper  1,829 88
Kinsale Capital Group  668 250
Markel Group  (1) 400 553
Old Republic International  8,284 208
Primerica  1,103 218
Reinsurance Group of America  2,026 281
RenaissanceRe Holdings  1,496 279
RLI  1,223 167
Ryan Specialty Holdings  (1) 2,820 127
Unum Group  5,988 286
White Mountains Insurance Group  75 104
3,756
Mortgage Real Estate Investment Trusts 0.6%
AGNC Investment, REIT  (3) 17,429 176
Annaly Capital Management, REIT  15,048 301
Rithm Capital, REIT  14,644 137
Starwood Property Trust, REIT  (3) 8,956 174
788
Total Financials 20,250
HEALTH CARE 10.9%
Biotechnology 4.4%
Alnylam Pharmaceuticals  (1) 3,779 718
Apellis Pharmaceuticals  (1) 3,040 277
BioMarin Pharmaceutical  (1) 5,715 495
Exact Sciences  (1) 5,453 512
Exelixis  (1) 9,748 186
Horizon Therapeutics  (1) 6,836 703
Ionis Pharmaceuticals  (1) 4,327 178
Karuna Therapeutics  (1) 1,089 236
Mirati Therapeutics  (1) 1,387 50
Natera  (1) 3,147 153
Neurocrine Biosciences  (1) 2,945 278
Roivant Sciences  (1) 7,415 75
Sarepta Therapeutics  (1) 2,725 312
Seagen  (1) 4,276 823
Ultragenyx Pharmaceutical  (1) 2,056 95
United Therapeutics  (1) 1,375 303
5,394
Health Care Equipment & Supplies 1.7%
Enovis (1) 1,593 102

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Envista Holdings  (1) 4,976 169
Globus Medical, Class A  (1) 2,408 143
ICU Medical  (1) 614 110
Inspire Medical Systems  (1) 879 285
Integra LifeSciences Holdings  (1) 2,171 89
Masimo  (1) 1,445 238
Novocure  (1) 3,190 132
Penumbra  (1) 1,105 380
QuidelOrtho  (1) 1,624 135
Shockwave Medical  (1) 1,105 315
Tandem Diabetes Care  (1) 1,959 48
2,146
Health Care Providers & Services 1.1%
Acadia Healthcare  (1) 2,733 218
agilon health  (1)(3) 8,393 145
Amedisys  (1) 973 89
Chemed  447 242
Encompass Health  3,008 204
Premier, Class A  3,605 100
R1 RCM  (1)(3) 4,647 86
Tenet Healthcare  (1) 3,076 250
1,334
Health Care Technology 1.0%
Certara (1) 3,629 66
Doximity, Class A  (1)(3) 3,306 113
Teladoc Health  (1) 4,953 125
Veeva Systems, Class A  (1) 4,419 874
1,178
Life Sciences Tools & Services 2.0%
10X Genomics, Class A  (1) 2,789 156
Avantor  (1) 20,622 424
Azenta  (1) 2,070 97
Bruker  3,236 239
ICON  (1) 2,488 623
Maravai LifeSciences Holdings, Class A  (1) 3,338 41
Medpace Holdings  (1) 709 170
QIAGEN  (1) 6,930 312
Repligen  (1) 1,692 239
Sotera Health  (1) 3,002 57
Syneos Health  (1) 3,136 132
2,490
Pharmaceuticals 0.7%
Elanco Animal Health  (1) 14,894 150
Jazz Pharmaceuticals  (1) 1,861 231

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Perrigo  4,101 139
Royalty Pharma, Class A  11,317 348
868
Total Health Care 13,410
INDUSTRIALS & BUSINESS SERVICES 18.3%
Aerospace & Defense 1.3%
BWX Technologies  2,782 199
Curtiss-Wright  1,163 214
HEICO  1,376 243
HEICO, Class A  2,443 344
Hexcel  2,568 195
Mercury Systems  (1) 1,507 52
Spirit AeroSystems Holdings, Class A  (3) 3,178 93
Woodward  1,802 214
1,554
Air Freight & Logistics 0.2%
GXO Logistics  (1) 3,565 224
224
Building Products 2.1%
Advanced Drainage Systems  1,898 216
Armstrong World Industries  1,360 100
AZEK  (1) 3,725 113
Builders FirstSource  (1) 3,889 529
Carlisle  1,549 397
Fortune Brands Innovations  3,853 277
Hayward Holdings  (1)(3) 3,465 44
Lennox International  977 319
Owens Corning  2,736 357
Trex  (1) 3,309 217
2,569
Commercial Services & Supplies 1.0%
Clean Harbors  (1) 1,565 258
Driven Brands Holdings  (1)(3) 1,888 51
MSA Safety  1,120 195
RB Global  5,535 332
Stericycle  (1) 2,799 130
Tetra Tech  1,614 264
1,230
Construction & Engineering 1.2%
AECOM  4,003 339
EMCOR Group  1,429 264
MasTec  (1) 1,890 223
MDU Resources  6,142 129

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Valmont Industries  631 184
WillScot Mobile Mini Holdings  (1) 5,993 286
1,425
Electrical Equipment 1.7%
Acuity Brands  967 158
ChargePoint Holdings  (1)(3) 8,496 75
Hubbell  1,635 542
nVent Electric  5,013 259
Plug Power  (1)(3) 15,791 164
Regal Rexnord  2,015 310
Sensata Technologies Holding  4,585 206
Sunrun  (1) 6,414 115
Vertiv Holdings  9,850 244
2,073
Ground Transportation 3.3%
Avis Budget Group  (1) 621 142
Hertz Global Holdings  (1) 4,086 75
Knight-Swift Transportation Holdings  4,759 265
Landstar System  1,089 210
Lyft, Class A  (1) 9,319 89
Ryder System  1,395 118
Saia  (1) 808 277
Schneider National, Class B  1,664 48
Uber Technologies  (1) 59,166 2,554
U-Haul Holding  2,455 124
U-Haul Holding  (3) 283 16
XPO  (1) 3,463 204
4,122
Machinery 3.0%
AGCO  1,907 251
Allison Transmission Holdings  2,760 156
CNH Industrial  29,866 430
Crane  1,458 130
Crane NXT  1,462 82
Donaldson  3,689 230
Esab  1,714 114
Flowserve  3,975 148
Gates Industrial  (1) 3,599 48
Graco  5,105 441
ITT  2,518 235
Lincoln Electric Holdings  1,700 338
Middleby  (1) 1,620 239
Oshkosh  1,982 172
RBC Bearings  (1) 860 187

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Timken  1,900 174
Toro  3,172 322
3,697
Marine Transportation 0.1%
Kirby (1) 1,810 139
139
Professional Services 2.5%
Booz Allen Hamilton Holding  3,974 443
CACI International, Class A  (1) 692 236
Clarivate  (1) 14,304 136
Concentrix  1,334 108
Dun & Bradstreet Holdings  8,279 96
FTI Consulting  (1) 1,014 193
Genpact  5,463 205
KBR  4,121 268
ManpowerGroup  1,531 122
Paycor HCM  (1)(3) 1,733 41
Paylocity Holding  (1) 1,279 236
Science Applications International  1,634 184
SS&C Technologies Holdings  6,641 402
TransUnion  5,899 462
3,132
Trading Companies & Distributors 1.9%
Air Lease  3,144 131
Core & Main, Class A  (1) 2,576 81
Ferguson  6,296 990
MSC Industrial Direct, Class A  1,396 133
SiteOne Landscape Supply  (1) 1,354 227
Univar Solutions  (1) 4,715 169
Watsco  (3) 1,011 386
WESCO International  1,348 241
2,358
Total Industrials & Business Services 22,523
INFORMATION TECHNOLOGY 19.8%
Communications Equipment 0.3%
Ciena (1) 4,520 192
Lumentum Holdings  (1) 2,077 118
Ubiquiti  (3) 132 23
Viasat  (1) 2,187 90
423
Electronic Equipment, Instruments & Components 1.7%
Arrow Electronics  (1) 1,746 250
Avnet  2,761 139

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Cognex  5,265 295
Coherent  (1) 3,622 185
IPG Photonics  (1) 911 124
Jabil  3,951 427
Littelfuse  736 214
National Instruments  3,992 229
TD SYNNEX  1,264 119
Vontier  4,731 152
2,134
IT Services 3.8%
Amdocs  3,638 360
Cloudflare, Class A  (1) 8,783 574
Globant  (1) 1,257 226
GoDaddy, Class A  (1) 4,699 353
Kyndryl Holdings  (1) 6,232 83
MongoDB  (1) 2,004 824
Okta  (1) 4,577 317
Snowflake, Class A  (1) 9,451 1,663
Twilio, Class A  (1) 5,159 328
4,728
Semiconductors & Semiconductor Equipment 2.8%
Allegro MicroSystems  (1) 2,031 92
Cirrus Logic  (1) 1,677 136
Entegris  4,561 505
GLOBALFOUNDRIES  (1)(3) 2,384 154
Lattice Semiconductor  (1) 4,163 400
Marvell Technology  26,061 1,558
MKS Instruments  2,018 218
Universal Display  1,420 205
Wolfspeed  (1)(3) 3,770 209
3,477
Software 10.9%
Alteryx, Class A  (1) 1,861 84
AppLovin, Class A  (1) 6,924 178
Aspen Technology  (1) 848 142
Atlassian, Class A  (1) 4,418 741
Bentley Systems, Class B  5,857 318
BILL Holdings  (1) 3,136 366
Black Knight  (1) 4,726 282
CCC Intelligent Solutions Holdings  (1) 6,114 69
Confluent, Class A  (1) 5,625 199
Crowdstrike Holdings, Class A  (1) 6,423 943
Datadog, Class A  (1) 8,334 820
DocuSign  (1) 6,165 315

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Dolby Laboratories, Class A  1,798 150
DoubleVerify Holdings  (1) 3,417 133
Dropbox, Class A  (1) 7,979 213
Dynatrace  (1) 6,683 344
Elastic  (1) 2,363 152
Five9  (1) 2,161 178
Gitlab, Class A  (1) 1,485 76
Guidewire Software  (1) 2,479 189
HashiCorp, Class A  (1) 2,822 74
HubSpot  (1) 1,393 741
Informatica, Class A  (1) 1,334 25
Manhattan Associates  (1) 1,878 375
nCino  (1) 2,121 64
NCR  (1) 3,878 98
New Relic  (1) 1,674 110
Nutanix, Class A  (1) 6,983 196
Palantir Technologies, Class A  (1) 57,161 876
Pegasystems  1,275 63
Procore Technologies  (1) 2,386 155
RingCentral, Class A  (1) 2,594 85
SentinelOne, Class A  (1) 5,721 86
Smartsheet, Class A  (1) 3,814 146
Splunk  (1) 4,916 522
Teradata  (1) 3,092 165
UiPath, Class A  (1)(3) 11,419 189
Unity Software  (1) 8,758 380
VMware, Class A  (1) 6,564 943
Workday, Class A  (1) 6,033 1,363
Zoom Video Communications, Class A  (1) 7,550 513
Zscaler  (1) 2,660 389
13,450
Technology Hardware, Storage & Peripherals 0.3%
Pure Storage, Class A  (1) 8,570 316
316
Total Information Technology 24,528
MATERIALS 4.1%
Chemicals 1.4%
Ashland  1,526 133
Axalta Coating Systems  (1) 6,742 221
Chemours  4,518 167
Element Solutions  6,783 130
Ginkgo Bioworks Holdings  (1)(3) 46,663 87
Huntsman  5,307 143
NewMarket  189 76

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Olin  3,935 202
RPM International  3,875 348
Scotts Miracle-Gro  1,255 79
Westlake  984 117
1,703
Construction Materials 0.2%
Eagle Materials  1,089 203
203
Containers & Packaging 1.0%
AptarGroup  1,993 231
Ardagh Metal Packaging  (3) 4,700 18
Berry Global Group  3,700 238
Crown Holdings  3,247 282
Graphic Packaging Holding  9,279 223
Silgan Holdings  2,539 119
Sonoco Products  2,972 175
1,286
Metals & Mining 1.4%
Alcoa  5,403 183
Cleveland-Cliffs  (1) 15,488 260
MP Materials  (1)(3) 3,160 72
Reliance Steel & Aluminum  1,781 484
Royal Gold  1,998 229
Southern Copper  2,593 186
SSR Mining  6,270 89
United States Steel  6,838 171
1,674
Paper & Forest Products 0.1%
Louisiana-Pacific  1,953 146
146
Total Materials 5,012
REAL ESTATE 5.8%
Diversified Real Estate Investment Trusts 0.4%
WP Carey, REIT  6,477 438
438
Health Care Real Estate Investment Trusts 0.5%
Healthcare Realty Trust, REIT  11,575 218
Medical Properties Trust, REIT  (3) 18,042 167
Omega Healthcare Investors, REIT  7,137 219
604

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Hotel & Resort Real Estate Investment Trusts 0.1%
Park Hotels & Resorts, REIT  6,677 86
86
Industrial Real Estate Investment Trusts 1.0%
Americold Realty Trust, REIT  8,229 266
EastGroup Properties, REIT  1,344 233
First Industrial Realty Trust, REIT  4,022 212
Rexford Industrial Realty, REIT  6,105 319
STAG Industrial, REIT  5,458 196
1,226
Office Real Estate Investment Trusts 0.3%
Cousins Properties, REIT  4,599 105
Highwoods Properties, REIT  3,162 76
Kilroy Realty, REIT  3,545 107
Vornado Realty Trust, REIT  5,373 97
385
Real Estate Management & Development 0.5%
Howard Hughes  (1) 1,023 81
Jones Lang LaSalle  (1) 1,444 225
Zillow Group, Class A  (1) 1,681 83
Zillow Group, Class C  (1) 4,707 236
625
Residential Real Estate Investment Trusts 1.1%
American Homes 4 Rent, Class A, REIT  10,183 361
Apartment Income REIT, REIT  4,522 163
Equity LifeStyle Properties, REIT  5,432 363
Sun Communities, REIT  3,753 490
1,377
Retail Real Estate Investment Trusts 0.6%
Agree Realty, REIT  2,704 177
Brixmor Property Group, REIT  9,122 201
NNN REIT, REIT  5,528 236
Spirit Realty Capital, REIT  4,283 169
783
Specialized Real Estate Investment Trusts 1.3%
CubeSmart, REIT  6,817 304
EPR Properties, REIT  2,255 106
Gaming & Leisure Properties, REIT  7,693 373
Lamar Advertising, Class A, REIT  2,648 263
Life Storage, REIT  2,587 344
National Storage Affiliates Trust, REIT  2,426 84

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Rayonier, REIT  4,462 140
1,614
Total Real Estate 7,138
UTILITIES 1.4%
Electric Utilities 0.5%
Avangrid (3) 2,159 81
Hawaiian Electric Industries  3,330 121
IDACORP  1,534 157
OGE Energy  6,092 219
578
Gas Utilities 0.3%
National Fuel Gas  2,700 139
UGI  6,351 171
310
Independent Power & Renewable Electricity Producers 0.4%
Brookfield Renewable, Class A  3,882 123
Clearway Energy, Class A  1,087 29
Clearway Energy, Class C  2,489 71
Vistra  11,441 300
523
Water Utilities 0.2%
Essential Utilities  7,400 295
295
Total Utilities 1,706
Total Common Stocks (Cost $126,090) 122,597
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.13%  (4)(5) 57,817 58
Total Short-Term Investments (Cost $58) 58

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 3.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 3.3%
Money Market Funds 3.3%
T. Rowe Price Government Reserve Fund, 5.13%  (4)(5) 4,069,408 4,069
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 4,069
Total Securities Lending Collateral (Cost $4,069) 4,069
Total Investments in Securities
102.9% of Net Assets
(Cost $130,217) $ 126,724
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 3. All or a portion of this security is on loan at June 30, 2023.
(4) Seven-day yield
(5) Affiliated Companies
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ — $ — $ 4++
Totals $ —# $ — $ 4+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government
Reserve Fund, 5.13% $ 2,015  ¤   ¤ $ 4,127
Total $ 4,127^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $4 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,127.

T. ROWE PRICE Mid-Cap Index Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities
30
($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $130,217) $ 126,724
Receivable for shares sold 586
Dividends receivable 94
Due from affiliates 28
Cash 2
Other assets 10
Total assets 127,444
Liabilities
Obligation to return securities lending collateral 4,069
Payable for investment securities purchased 94
Investment management fees payable 9
Payable for shares redeemed 1
Other liabilities 69
Total liabilities 4,242
NET ASSETS $ 123,202

T. ROWE PRICE Mid-Cap Index Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities
31
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (12,599)
Paid-in capital applicable to 7,742,470 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 135,801
NET ASSETS $ 123,202
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $192; Shares outstanding: 12,131) $ 15.86
I Class
(Net assets: $99,565; Shares outstanding: 6,257,899) $ 15.91
Z Class
(Net assets: $23,445; Shares outstanding: 1,472,440) $ 15.92

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Statement of Operations
32
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1) $ 563
Securities lending 69
Total income 632
Expenses
Investment management 48
Shareholder servicing
I Class 21
Prospectus and shareholder reports
I Class 2
Custody and accounting 111
Legal and audit 14
Miscellaneous 6
Waived / paid by Price Associates (138)
Total expenses 64
Net investment income 568
Realized and Unrealized Gain / Loss –
Net realized loss on securities (4,731)
Change in net unrealized gain / loss on securities 20,015
Net realized and unrealized gain / loss 15,284
INCREASE IN NET ASSETS FROM OPERATIONS
$ 15,852

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Statement of Changes in Net Assets
33
($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 568 $ 1,075
Net realized loss (4,731) (4,253)
Change in net unrealized gain / loss 20,015 (27,806)
Increase (decrease) in net assets from operations 15,852 (30,984)
Distributions to shareholders
Net earnings
Investor Class – (3)
I Class – (1,497)
Z Class – (220)
Decrease in net assets from distributions – (1,720)
Capital share transactions
*
Shares sold
I Class 8,061 21,828
Z Class 10,876 15,122
Distributions reinvested
I Class – 1,497
Z Class – 220
Shares redeemed
I Class (2,041) (3,471)
Z Class (1,372) (2,639)
Increase in net assets from capital share transactions 15,524 32,557

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Statement of Changes in Net Assets
34
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase (decrease) during period 31,376 (147)
Beginning of period 91,826 91,973
End of period $ 123,202 $ 91,826
*Share information (000s)
Shares sold
I Class 559 1,335
Z Class 737 932
Distributions reinvested
I Class – 104
Z Class – 15
Shares redeemed
I Class (138) (225)
Z Class (94) (176)
Increase in shares outstanding 1,064 1,985

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS
35
T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). The Mid-Cap Index Fund (the fund) is an open-
end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified.
The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization U.S. stocks. The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by
T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund has three classes of shares: the Mid-Cap Index Fund
(Investor Class), the Mid-Cap Index Fund–I Class (I Class) and the Mid-Cap Index
Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE Mid-Cap Index Fund

cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Mid-Cap Index Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Mid-Cap Index Fund

Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mid-Cap Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 122,597 $ — $ — $ 122,597
Short-Term Investments 58 — — 58
Securities Lending Collateral 4,069 — — 4,069
Total $ 126,724 $ — $ — $ 126,724

T. ROWE PRICE Mid-Cap Index Fund

are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $3,686,000;
the value of cash collateral and related investments was $4,069,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $31,355,000 and $15,643,000, respectively, for the six months ended
June 30, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2022, the fund had $2,085,000 of available capital loss carryforwards.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $135,271,000. Net unrealized loss aggregated $8,547,000 at period-end, of which $13,042,000 related to appreciated investments and $21,589,000 related to depreciated investments.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change

T. ROWE PRICE Mid-Cap Index Fund

in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group).  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after

T. ROWE PRICE Mid-Cap Index Fund

the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $742,000 remain subject to repayment by the fund at June 30, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended
June 30, 2023, expenses incurred pursuant to these service agreements were $58,000 for
Price Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.27% 0.05% 0.00%
Expense limitation date 04/30/24 04/30/24 N/A
(Waived)/repaid during the period ($000s) $—
(1)
$(109) $(29)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Mid-Cap Index Fund

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2023, the fund was charged $21,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $11,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At June 30, 2023, approximately 95%
of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At June 30, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of June 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned
12,131 shares of the Investor Class, representing 100% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Mid-Cap Index Fund

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Mid-Cap Index Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 410,062,298 1,655,973
Mark J. Parrell 409,937,671 1,709,010
Kellye L. Walker 410,159,459 1,646,826
Eric L. Veiel 407,150,354 4,595,210

T. ROWE PRICE Mid-Cap Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with
T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and
Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory
Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contract.

T. ROWE PRICE Mid-Cap Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Mid-Cap Index Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets, and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the
Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The fund’s shareholders have benefited from economies of scale through reductions to the fund’s management fee, and the fund is also subject to contractual expense limitations that require the fund to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for relatively higher expenses until the fund achieves greater scale.
The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Mid-Cap Index Fund

or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fourth quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the fifth quintile (Expense
Group) and fourth quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Mid-Cap Index Fund

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F32-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023